FAIR VALUE MEASUREMENTS (Details 2) (USD $)			3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 OkCupid Match	Dec. 31, 2011 OkCupid Match	Jan. 20, 2011 OkCupid Match	Dec. 31, 2012 Auction rate securities	Dec. 31, 2011 Auction rate securities	Dec. 31, 2012 Contingent Consideration Arrangement	Dec. 31, 2011 Contingent Consideration Arrangement
Changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period, assets						$ 5,870,000	$ 13,100,000
Total net (losses) gains (realized and unrealized) included in other comprehensive income, assets						2,230,000	(2,230,000)
Settlements, assets							(5,000,000)
Balance at the end of the period, assets						8,100,000	5,870,000
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period, liabilities								(10,000,000)	0
Fair value at date of acquisition, liabilities									(40,000,000)
Settlements, liabilities								10,000,000	30,000,000
Balance at the end of the period, liabilities								0	(10,000,000)
Auction rate securities
Cost basis							10,000,000
Gross unrealized losses		37,000				1,900,000	4,100,000
Contingent consideration arrangment
Purchase consideration paid in cash					50,000,000
Potential additional payment to the former owner			10,000,000		40,000,000
Payment to former owners			30,000,000
Business Acquisition, Contingent Consideration, Fair Value at Balance Sheet Date				$ 10,000,000